Facility Operating Lease	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Facility Operating Lease [Abstract]
Facility Operating Lease

Note 5 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $781,813. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The value of the asset will be amortized on a straight-line basis over the 60-month period and amortization began at the start of the lease. Additionally, the lease agreement waived the first three months of rent with payments commencing July 2021. At the commencement of the lease, the net present value of the lease payments was 767,553. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. The lease payments for these additional periods are not included in the lease liability amount presented on the balance sheet.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of March 31, 2023:

Fiscal 2023	$41,017
Fiscal 2024	165,096
Fiscal 2025	169,224
Fiscal 2026	129,283
Total	504,620
Less imputed interest	(5,850)
Total operating lease liability	498,770
Less: current portion	160,882
Lease liability, long term	$337,888

The lease term and the discount rate for the lease at March 31, 2023 is 3.0 years and 0.75%, respectively. The total lease payments were $24,360 and $39,041 for the three months ended March 31, 2023 and 2022, respectively and $97,078 and $117,124 for the nine months ended March 31, 2023 and 2022, respectively. The variable costs for common area operating expenses and electricity were $54,643 and $55,516 for the three months ended March 31, 2023 and 2022, respectively, and $228,454, and $173,488 for the nine months ended March 31, 2023 and 2022, respectively.

Beginning April 1, 2021, the Company began subleasing a portion of their facility. The sub-lease provides for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022. Of rental income, including reimbursement of common area operating and utility costs, the Company recognized $23,405 and $55,689 for the three months ended March 31, 2023 and 2022, respectively, and $128,921 and $227,589 for the nine months ended March 31, 2023 and 2022, respectively.

Note 8 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $781,813. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The Company subsequently received $134,625 as a lease incentive during the twelve ended June 30, 2022. The value of the asset will be amortized on a straight-line basis over the 60-month period and amortization began at the start of the lease. Additionally, the lease agreement waived the first three months of rent with payments commencing July 2021. At the commencement of the lease, the net present value of the lease payments was $767,553. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. The lease payments for these additional periods are not included in the lease liability amount presented on the consolidated balance sheets.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2022:

Fiscal 2023	$161,070
Fiscal 2024	165,096
Fiscal 2025	169,224
Fiscal 2026	129,324
Total	624,714
Less imputed interest	(9,021)
Total operating lease liability	615,693
Less: current portion	156,988
Lease liability, long term	$458,705

The remaining lease term and the discount rate for the lease at June 30, 2022 is 3.75 years and 0.75%, respectively. The total lease payments were $157,141, $39,090 and $0 for the twelve months ended June 30, 2022, the six months ended June 30, 2021 and the twelve months ended December 31, 2020, respectively. The variable costs for common area operating expenses and electricity were $240,421, $30,783 and $0 for the twelve months ended June 30, 2022, the six months ended June 30, 2021 and the twelve months ended December 31, 2020, respectively.

Beginning April 1, 2021, the Company began subleasing a portion of their facility. The sub-lease provides for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended on February 7, 2022 to sublease a smaller portion of the property at a base rental rate of $6,930 per month effective March 1, 2022. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022.

During the twelve months ended June 30, 2022 and the six months ended June 30, 2021, the Company recognized $279,727 and $84,743, respectively, of rental income, including reimbursement of common area operating and utility costs.